Summary of Allowance for Doubtful Accounts (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Oct. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
Financing Receivable, Allowance for Credit Losses [Line Items]
Loss on Contract Termination for Default	$ 6	$ 20	$ 22